Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis

	Quoted Prices in
	Active Markets	Significant Other	Significant	Balance as of
	For Identical Assets	Observable Inputs	Unobservable Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
Assets
Cash equivalents	$80,396	$-	$-	$80,396
Cross-currency interest rate
swap	-	1,731	-	1,731
Total Assets	$80,396	1,731	-	$82,127
Liabilities
Cross-currency interest rate
swap	$-	$5,397	$-	$5,397
Total equity return swap	-	3,952	-	3,952
Long-term incentive plan	-	11,811	-	11,811
Total Liabilities	$-	21,160	-	$21,160